Not FDIC Insured May Lose Value No Bank Guarantee
192-Q3PH

Schedule of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Schedule of Investments 4

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), January 31, 2025
Franklin Real Estate Securities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.5%
Data Center REITs 12.1%
Digital Realty Trust, Inc. ................................ United States 76,339 $ 12,508,908
Equinix, Inc. ......................................... United States 21,092 19,270,917
31,779,825
Diversified REITs 1.9%
Broadstone Net Lease, Inc. .............................. United States 147,942 2,328,607
Essential Properties Realty Trust, Inc. ...................... United States 82,854 2,659,614
4,988,221
Health Care REITs 14.0%
American Healthcare REIT, Inc. ........................... United States 94,239 2,666,021
Healthpeak Properties, Inc. .............................. United States 139,599 2,884,115
Sabra Health Care REIT, Inc. ............................ United States 133,284 2,227,176
Ventas, Inc. .......................................... United States 118,282 7,146,599
Welltower, Inc. ....................................... United States 158,837 21,678,074
36,601,985
Hotel & Resort REITs 2.4%
Host Hotels & Resorts, Inc. .............................. United States 107,171 1,790,827
Ryman Hospitality Properties, Inc. ......................... United States 29,248 3,066,360
Sunstone Hotel Investors, Inc. ............................ United States 131,329 1,487,958
6,345,145
Industrial REITs 10.3%
Americold Realty Trust, Inc. .............................. United States 104,978 2,293,769
EastGroup Properties, Inc. .............................. United States 19,732 3,346,942
Prologis, Inc. ......................................... United States 151,886 18,112,405
Rexford Industrial Realty, Inc. ............................ United States 80,060 3,255,240
27,008,356
Multi-Family Residential REITs 9.5%
AvalonBay Communities, Inc. ............................ United States 48,053 10,644,220
Camden Property Trust ................................. United States 67,478 7,672,923
Essex Property Trust, Inc. ............................... United States 4,592 1,306,746
Independence Realty Trust, Inc. .......................... United States 106,461 2,045,116
UDR, Inc. ........................................... United States 79,865 3,333,565
25,002,570
Office REITs 3.7%
BXP, Inc. ............................................ United States 48,995 3,583,494
Cousins Properties, Inc. ................................ United States 106,276 3,244,606
Vornado Realty Trust ................................... United States 65,890 2,850,402
9,678,502
Other Specialized REITs 2.3%
Iron Mountain, Inc. .................................... United States 59,000 5,992,630
Real Estate Services 2.0%
a
CBRE Group, Inc. , A ................................... United States 36,038 5,216,140
a
Retail REITs 15.3%
Agree Realty Corp. .................................... United States 55,003 3,991,568
Brixmor Property Group, Inc. ............................. United States 183,598 4,784,564
Curbline Properties Corp. ............................... United States 107,178 2,622,646
NETSTREIT Corp. .................................... United States 170,506 2,468,927
Realty Income Corp. ................................... United States 232,393 12,697,953
Regency Centers Corp. ................................. United States 87,515 6,287,078
Simon Property Group, Inc. .............................. United States 37,213 6,469,852

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
SITE Centers Corp. .................................... United States 53,585 $ 802,703
40,125,291
Self-Storage REITs 5.8%
CubeSmart .......................................... United States 93,139 3,883,896
Extra Space Storage, Inc. ............................... United States 73,150 11,265,100
15,148,996
Single-Family Residential REITs 5.4%
American Homes 4 Rent , A .............................. United States 229,953 7,963,273
Equity LifeStyle Properties, Inc. ........................... United States 95,205 6,231,167
14,194,440
Telecom Tower REITs 11.8%
American Tower Corp. .................................. United States 113,281 20,951,321
Crown Castle, Inc. ..................................... United States 48,681 4,346,240
SBA Communications Corp. , A ........................... United States 28,790 5,687,752
30,985,313
Timber REITs 3.0%
Weyerhaeuser Co. .................................... United States 254,652 7,797,444
Total Common Stocks (Cost $ 183,086,740 ) .....................................
260,864,858
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.089% .... United States 650,537 650,537
Total Money Market Funds (Cost $ 650,537 ) .....................................
650,537
Total Short Term Investments (Cost $ 650,537 ) ..................................
650,537
a
Total Investments (Cost $ 183,737,277 ) 99.7% ...................................
$261,515,395
Other Assets, less Liabilities 0.3% .............................................
718,312
Net Assets 100.0% ...........................................................
$262,233,707
See Abbreviations on page 5 .
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.089% $1,065,585 $27,324,134 $(27,739,182) $— $— $650,537 650,537 $49,165
Total Affiliated Securities ... $1,065,585 $27,324,134 $(27,739,182) $— $— $650,537 $49,165
Selected Portfolio
REIT Real Estate Investment Trust
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.